Identification and business activity (Details 1) - Mining activities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of identification and business activity [Line Items]
Operating activities	$ (6)	$ (8)	$ (7)
Net decrease in cash and cash equivalents during the year	$ (6)	$ (8)	$ (7)